Due From/To Brokers (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2011
Millburn Multi-Markets Trading L.P. [Member]
Due From/To Brokers
5.	DUE FROM/TO BROKERS

At December 31, 2011 and 2010, due from and due to brokers balances, if any, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.